Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 2,364	$ (1,838)	$ 2,364
Other comprehensive income (loss) before reclassification	(3,728)	2,429
Amounts reclassified from accumulated other comprehensive income (loss)	(474)	(69)
Total other comprehensive income (loss)	(4,202)	2,360	(4,202)
Ending balance		522	(1,838)
Gains (Losses) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,309)	(780)	(1,309)
Other comprehensive income (loss) before reclassification	529	17
Amounts reclassified from accumulated other comprehensive income (loss)	0	0
Total other comprehensive income (loss)	529	17
Ending balance		(763)
Unrealized Gains (Losses) on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	3,673	(1,058)	3,673
Other comprehensive income (loss) before reclassification	(4,257)	2,412
Amounts reclassified from accumulated other comprehensive income (loss)	(474)	(69)
Total other comprehensive income (loss)	(4,731)	2,343
Ending balance		$ 1,285